Transactions with directors and key management	12 Months Ended
Dec. 31, 2021
Transactions with directors and key management
Transactions with directors and key management

32 Transactions with directors and key management

This note presents information relating to any transactions with directors and key management. Key management comprises directors of the company and Persons Discharging Managerial Responsibilities (PDMRs) of NatWest Group plc.

For the purposes of IAS 24 Related party disclosures, key management comprise directors of the company and PDMRs of NatWest Group plc. Key management have banking relationships with NatWest Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.

Amounts in the table below are attributed to each person at their highest level of NatWest Group key management.

	2021	2020
	£000	£000
Loans to customers - amortised cost	9,128	5,165
Customer deposits	51,018	45,747

At 31 December 2021, amounts outstanding in relation to transactions, arrangements and agreements entered into by authorised institutions in NatWest Group, as defined in UK legislation, were £7,023,190 in respect of loans to seven persons who were directors of the company at any time during the financial period.